RESTRICTED CASH AND BOND RESERVES	12 Months Ended
Dec. 31, 2015
RESTRICTED CASH AND BOND RESERVES [Text Block]

NOTE 3 – RESTRICTED CASH AND BOND RESERVES

Under the terms of the loan agreements with the Department of Energy and Prudential Capital Group, various bond and cash reserves are required to provide assurances that the power plants will have the necessary funds to maintain expected operations and meet loan payment obligations. Restricted cash balances and bond reserves are summarized as follows:

Current restricted cash and bond reserves :

	December 31,
Restricting Entities/Purpose	2015	2014
Idaho Department of Water Resources, Geothermal Well Bond	$260,000	$260,000
Bureau of Land Management, Geothermal Lease Bond- Gerlach	10,000	10,000
State of Nevada Division of Minerals, Statewide Drilling Bond	50,000	50,000
Bureau of Land Management, Geothermal Lease Bonds- USG Nevada	150,000	150,000
Oregon Department of Geology and Mineral Industries, Mineral Land and Reclamation Program	400,000	400,000
Prudential Capital Group, Revenue Account	2,259	188,930
Prudential Capital Group, Debt Service Reserves	1,595,555	-
Bureau of Land Management, Geothermal Rights Lease Bond	10,000	10,000
U.S. Department of Energy, Debt Service Payment Account	2,118,193	2,151,851
State of California Division of Oil, Gas and Geothermal Resources, Well Cash Bond	100,000	100,000

	$4,696,007	$3,320,781

Long-term restricted cash and bond reserves:

	December 31,
Restricting Entities/Purpose	2015	2014
Nevada Energy, PPA Security Bond	$1,468,898	$1,468,898
Prudential Capital Group, Debt Service Reserves	-	1,594,605
Prudential Capital Group, Maintenance Reserves	708,300	604,529
Prudential Capital Group, Well Reserves	314,590	212,298
U.S. Department of Energy, Operations Reserves	270,000	270,000
U.S. Department of Energy, Debt Service Reserves	2,542,058	2,582,606
U.S. Department of Energy, Short Term Well Field Reserves	4,507,110	4,505,150
U.S. Department of Energy, Long-Term Well Field Reserves	4,966,543	4,761,927
U.S. Department of Energy, Capital Expenditure Reserves	2,718,290	2,690,083

	$17,495,789	$18,690,096

The well bonding requirements ensure that the Company has sufficient financial resources to construct, operate and maintain geothermal wells while safeguarding subsurface, surface and atmospheric resources from unreasonable degradation, and to protect ground water aquifers and surface water sources from contamination. The debt service reserves are required to provide assurance that the Company will have sufficient funds to meet its debt payment obligations for the terms specified by the loan agreements. The maintenance and capital expenditure reserves are required by the lending entities to ensure that funds are available to acquire and maintain critical components of power plants and related supporting structures to enable the plants to operate according to expectations. Except for the PPA Security Bond, all of the restricted funds consisted of cash deposits or money market accounts held in commercial banks. Portions of the cash deposits are subject to FDIC insurance (see note 2 for details). The PPA Security Bond is held by the power purchaser. All of the reserve accounts were considered to be fully funded at December 31, 2015 and 2014.